CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Interest paid, net of capitalized interest of $49,707 (2016), $23,733 (2015) and $16,300 (2014)	$ 222,969	$ 329,653	$ 424,039
Income taxes paid (refunded)	(367,755)	237,702	720,583
Capitalized interest	$ 49,707	$ 23,733	$ 16,300